Portfolio of Investments
Columbia Capital Allocation Conservative Portfolio, April 30, 2022 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities
Equity Funds 19.7%
	Shares	Value ($)
International 4.8%
Columbia Overseas Core Fund, Institutional 3 Class(a)	1,118,355	10,534,906
U.S. Large Cap 13.7%
Columbia Contrarian Core Fund, Institutional 3 Class(a)	335,078	10,112,649
Columbia Disciplined Core Fund, Institutional 3 Class(a)	790,185	10,153,878
Columbia Select Large Cap Equity Fund, Institutional 3 Class(a)	586,768	10,074,813
Total		30,341,340
U.S. Small Cap 1.2%
Columbia Select Small Cap Value Fund, Institutional 3 Class(a)	62,102	1,484,228
Columbia Small Cap Growth Fund, Institutional 3 Class(a),(b)	59,272	1,231,667
Total		2,715,895
Total Equity Funds (Cost $44,242,768)		43,592,141

Fixed Income Funds 70.1%

Emerging Markets 1.5%
Columbia Emerging Markets Bond Fund, Institutional 3 Class(a)	347,776	3,296,917
High Yield 6.0%
Columbia High Yield Bond Fund, Institutional 3 Class(a)	1,212,420	13,251,753
Fixed Income Funds (continued)
	Shares	Value ($)
Investment Grade 62.6%
Columbia Bond Fund, Institutional 3 Class(a)	1,415,697	44,523,674
Columbia Corporate Income Fund, Institutional 3 Class(a)	3,706,271	34,171,816
Columbia Quality Income Fund, Institutional 3 Class(a)	1,435,516	28,538,061
Columbia U.S. Treasury Index Fund, Institutional 3 Class(a)	2,936,968	31,073,123
Total		138,306,674
Total Fixed Income Funds (Cost $174,790,949)		154,855,344

Money Market Funds 10.0%

Columbia Short-Term Cash Fund, 0.462%(a),(c)	22,053,871	22,047,254
Total Money Market Funds (Cost $22,051,520)		22,047,254
Total Investments in Securities (Cost: $241,085,237)		220,494,739
Other Assets & Liabilities, Net		509,197
Net Assets		221,003,936
At April 30, 2022, securities and/or cash totaling $557,336 were pledged as collateral.
Investments in derivatives
Long futures contracts
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
MSCI EAFE Index	7	06/2022	USD	698,810	—	(9,888)
MSCI Emerging Markets Index	8	06/2022	USD	422,960	—	(8,285)
S&P 500 Index E-mini	5	06/2022	USD	1,031,875	—	(42,101)
Total					—	(60,274)

Columbia Capital Allocation Conservative Portfolio | First Quarter Report 2022	1

Portfolio of Investments   (continued)
Columbia Capital Allocation Conservative Portfolio, April 30, 2022 (Unaudited)
Cleared credit default swap contracts - buy protection
Reference entity	Counterparty	Maturity date	Pay fixed rate (%)	Payment frequency	Notional currency	Notional amount	Value ($)	Upfront payments ($)	Upfront receipts ($)	Unrealized appreciation ($)	Unrealized depreciation ($)
Markit CDX Emerging Markets Index, Series 37	Morgan Stanley	06/20/2027	1.000	Quarterly	USD	3,832,000	87,297	—	—	87,297	—
Markit CDX North America High Yield Index, Series 38	Morgan Stanley	06/20/2027	5.000	Quarterly	USD	4,281,000	11,345	—	—	11,345	—
Total							98,642	—	—	98,642	—
Notes to Portfolio of Investments
(a)	As defined in the Investment Company Act of 1940, as amended, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. The value of the holdings and transactions in these affiliated companies during the period ended April 30, 2022 are as follows:

Affiliated issuers	Beginning of period($)	Purchases($)	Sales($)	Net change in unrealized appreciation (depreciation)($)	End of period($)	Capital gain distributions($)	Realized gain (loss)($)	Dividends — affiliated issuers ($)	End of period shares
Columbia Bond Fund, Institutional 3 Class
	50,464,894	506,061	(2,392,172)	(4,055,109)	44,523,674	—	(171,531)	213,567	1,415,697
Columbia Contrarian Core Fund, Institutional 3 Class
	12,170,826	88,758	(956,667)	(1,190,268)	10,112,649	—	248,059	—	335,078
Columbia Corporate Income Fund, Institutional 3 Class
	38,695,353	478,003	(1,122,209)	(3,879,331)	34,171,816	—	(34,287)	250,657	3,706,271
Columbia Disciplined Core Fund, Institutional 3 Class
	12,118,530	85,711	(973,062)	(1,077,301)	10,153,878	—	224,553	—	790,185
Columbia Emerging Markets Bond Fund, Institutional 3 Class
	3,754,056	89,278	(117,864)	(428,553)	3,296,917	—	(13,152)	31,685	347,776
Columbia High Yield Bond Fund, Institutional 3 Class
	14,894,095	194,277	(1,001,771)	(834,848)	13,251,753	—	(47,270)	157,772	1,212,420
Columbia Overseas Core Fund, Institutional 3 Class
	12,342,898	242,317	(582,202)	(1,468,107)	10,534,906	—	205,512	—	1,118,355
Columbia Quality Income Fund, Institutional 3 Class
	32,258,977	357,486	(1,555,325)	(2,523,077)	28,538,061	—	(96,090)	156,583	1,435,516
Columbia Select Large Cap Equity Fund, Institutional 3 Class
	12,129,509	117,738	(869,015)	(1,303,419)	10,074,813	—	314,665	—	586,768
Columbia Select Small Cap Value Fund, Institutional 3 Class
	1,827,412	15,355	(173,487)	(185,052)	1,484,228	—	68,065	—	62,102
Columbia Short-Term Cash Fund, 0.462%
	22,249,505	1,917,603	[OutputRecords](2,118,314)	(1,540)	22,047,254	—	(651)	13,918	22,053,871
Columbia Small Cap Growth Fund, Institutional 3 Class
	1,467,569	—	-	(235,902)	1,231,667	—	—	—	59,272
Columbia U.S. Treasury Index Fund, Institutional 3 Class
	35,225,179	283,495	(2,052,591)	(2,382,960)	31,073,123	—	(17,247)	104,711	2,936,968
Total	249,598,803			(19,565,467)	220,494,739	—	680,626	928,893

(b)	Non-income producing investment.
(c)	The rate shown is the seven-day current annualized yield at April 30, 2022.
Currency Legend
USD	US Dollar
2	Columbia Capital Allocation Conservative Portfolio | First Quarter Report 2022

Portfolio of Investments   (continued)
Columbia Capital Allocation Conservative Portfolio, April 30, 2022 (Unaudited)
Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.
Columbia Capital Allocation Conservative Portfolio | First Quarter Report 2022	3

Portfolio of Investments
Columbia Capital Allocation Moderate Conservative Portfolio, April 30, 2022 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities
Equity Funds 34.8%
	Shares	Value ($)
International 8.8%
Columbia Overseas Core Fund, Institutional 3 Class(a)	4,167,740	39,260,110
U.S. Large Cap 24.0%
Columbia Contrarian Core Fund, Institutional 3 Class(a)	1,172,798	35,395,063
Columbia Disciplined Core Fund, Institutional 3 Class(a)	2,764,099	35,518,670
Columbia Select Large Cap Equity Fund, Institutional 3 Class(a)	2,061,187	35,390,578
Total		106,304,311
U.S. Small Cap 2.0%
Columbia Select Small Cap Value Fund, Institutional 3 Class(a)	200,601	4,794,350
Columbia Small Cap Growth Fund, Institutional 3 Class(a),(b)	188,231	3,911,444
Total		8,705,794
Total Equity Funds (Cost $155,825,174)		154,270,215

Fixed Income Funds 60.5%

Emerging Markets 1.7%
Columbia Emerging Markets Bond Fund, Institutional 3 Class(a)	779,715	7,391,702
High Yield 6.8%
Columbia High Yield Bond Fund, Institutional 3 Class(a)	2,761,611	30,184,405
Fixed Income Funds (continued)
	Shares	Value ($)
Investment Grade 52.0%
Columbia Bond Fund, Institutional 3 Class(a)	1,895,211	59,604,396
Columbia Corporate Income Fund, Institutional 3 Class(a)	6,892,667	63,550,393
Columbia Quality Income Fund, Institutional 3 Class(a)	2,813,060	55,923,634
Columbia U.S. Treasury Index Fund, Institutional 3 Class(a)	4,840,186	51,209,164
Total		230,287,587
Total Fixed Income Funds (Cost $302,596,095)		267,863,694

Money Market Funds 4.4%

Columbia Short-Term Cash Fund, 0.462%(a),(c)	19,589,033	19,583,156
Total Money Market Funds (Cost $19,585,789)		19,583,156
Total Investments in Securities (Cost: $478,007,058)		441,717,065
Other Assets & Liabilities, Net		1,182,079
Net Assets		442,899,144
At April 30, 2022, securities and/or cash totaling $1,296,548 were pledged as collateral.
Investments in derivatives
Long futures contracts
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
MSCI EAFE Index	11	06/2022	USD	1,098,130	—	(15,538)
MSCI Emerging Markets Index	34	06/2022	USD	1,797,580	—	(35,211)
Russell 2000 Index E-mini	3	06/2022	USD	279,195	—	(21,850)
S&P 500 Index E-mini	10	06/2022	USD	2,063,750	—	(84,201)
Total					—	(156,800)

4	Columbia Capital Allocation Moderate Conservative Portfolio | First Quarter Report 2022

Portfolio of Investments   (continued)
Columbia Capital Allocation Moderate Conservative Portfolio, April 30, 2022 (Unaudited)
Cleared credit default swap contracts - buy protection
Reference entity	Counterparty	Maturity date	Pay fixed rate (%)	Payment frequency	Notional currency	Notional amount	Value ($)	Upfront payments ($)	Upfront receipts ($)	Unrealized appreciation ($)	Unrealized depreciation ($)
Markit CDX Emerging Markets Index, Series 37	Morgan Stanley	06/20/2027	1.000	Quarterly	USD	8,460,000	192,726	—	—	192,726	—
Markit CDX North America High Yield Index, Series 38	Morgan Stanley	06/20/2027	5.000	Quarterly	USD	10,031,000	26,584	—	—	26,584	—
Total							219,310	—	—	219,310	—
Notes to Portfolio of Investments
(a)	As defined in the Investment Company Act of 1940, as amended, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. The value of the holdings and transactions in these affiliated companies during the period ended April 30, 2022 are as follows:

Affiliated issuers	Beginning of period($)	Purchases($)	Sales($)	Net change in unrealized appreciation (depreciation)($)	End of period($)	Capital gain distributions($)	Realized gain (loss)($)	Dividends — affiliated issuers ($)	End of period shares
Columbia Bond Fund, Institutional 3 Class
	66,690,504	402,426	(2,008,281)	(5,480,253)	59,604,396	—	(162,680)	284,580	1,895,211
Columbia Contrarian Core Fund, Institutional 3 Class
	41,450,060	45,358	(2,133,059)	(3,967,296)	35,395,063	—	682,119	—	1,172,798
Columbia Corporate Income Fund, Institutional 3 Class
	70,918,440	562,310	(690,158)	(7,240,199)	63,550,393	—	(8,665)	467,348	6,892,667
Columbia Disciplined Core Fund, Institutional 3 Class
	41,213,855	26,012	(2,072,430)	(3,648,767)	35,518,670	—	678,971	—	2,764,099
Columbia Emerging Markets Bond Fund, Institutional 3 Class
	8,325,021	100,044	(55,619)	(977,744)	7,391,702	—	(5,242)	70,536	779,715
Columbia High Yield Bond Fund, Institutional 3 Class
	33,562,603	361,196	(1,841,052)	(1,898,342)	30,184,405	—	(109,705)	357,938	2,761,611
Columbia Overseas Core Fund, Institutional 3 Class
	44,746,601	133,838	(919,775)	(4,700,554)	39,260,110	—	58,447	—	4,167,740
Columbia Quality Income Fund, Institutional 3 Class
	62,532,334	439,568	(2,041,413)	(5,006,855)	55,923,634	—	(121,626)	305,788	2,813,060
Columbia Select Large Cap Equity Fund, Institutional 3 Class
	41,190,761	28,699	(1,610,728)	(4,218,154)	35,390,578	—	751,869	—	2,061,187
Columbia Select Small Cap Value Fund, Institutional 3 Class
	5,498,174	3,037	(232,455)	(474,406)	4,794,350	—	89,770	—	200,601
Columbia Short-Term Cash Fund, 0.462%
	20,253,674	4,656,425	(5,326,389)	(554)	19,583,156	—	(1,387)	12,517	19,589,033
Columbia Small Cap Growth Fund, Institutional 3 Class
	4,660,604	—	—	(749,160)	3,911,444	—	—	—	188,231
Columbia U.S. Treasury Index Fund, Institutional 3 Class
	57,453,338	228,043	(2,559,815)	(3,912,402)	51,209,164	—	(42,409)	172,459	4,840,186
Total	498,495,969			(42,274,686)	441,717,065	—	1,809,462	1,671,166

(b)	Non-income producing investment.
(c)	The rate shown is the seven-day current annualized yield at April 30, 2022.
Currency Legend
USD	US Dollar
Columbia Capital Allocation Moderate Conservative Portfolio | First Quarter Report 2022	5

Portfolio of Investments   (continued)
Columbia Capital Allocation Moderate Conservative Portfolio, April 30, 2022 (Unaudited)
Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.
6	Columbia Capital Allocation Moderate Conservative Portfolio | First Quarter Report 2022

Portfolio of Investments
Columbia Capital Allocation Moderate Portfolio, April 30, 2022 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities
Alternative Strategies Funds 0.8%
	Shares	Value ($)
Columbia Commodity Strategy Fund, Institutional 3 Class(a)	469,081	10,591,839
Total Alternative Strategies Funds (Cost $9,755,588)		10,591,839

Equity Funds 49.8%

International 12.7%
Columbia Emerging Markets Fund, Institutional 3 Class(a)	1,820,281	23,845,680
Columbia Overseas Core Fund, Institutional 3 Class(a)	15,585,627	146,816,608
Total		170,662,288
U.S. Large Cap 34.5%
Columbia Contrarian Core Fund, Institutional 3 Class(a)	3,829,464	115,573,231
Columbia Large Cap Growth Fund, Institutional 3 Class(a),(b)	1,967,768	102,245,198
Columbia Large Cap Value Fund, Institutional 3 Class(a)	7,881,016	128,933,417
Columbia Select Large Cap Equity Fund, Institutional 3 Class(a)	6,730,091	115,555,666
Total		462,307,512
U.S. Small Cap 2.6%
Columbia Select Small Cap Value Fund, Institutional 3 Class(a)	832,100	19,887,185
Columbia Small Cap Growth Fund, Institutional 3 Class(a),(b)	726,224	15,090,935
Total		34,978,120
Total Equity Funds (Cost $665,471,319)		667,947,920

Fixed Income Funds 47.1%
	Shares	Value ($)
Emerging Markets 1.8%
Columbia Emerging Markets Bond Fund, Institutional 3 Class(a)	2,564,183	24,308,455
High Yield 10.3%
Columbia High Yield Bond Fund, Institutional 3 Class(a)	12,659,364	138,366,845
Investment Grade 35.0%
Columbia Bond Fund, Institutional 3 Class(a)	4,507,066	141,747,222
Columbia Corporate Income Fund, Institutional 3 Class(a)	15,394,872	141,940,719
Columbia Quality Income Fund, Institutional 3 Class(a)	6,233,540	123,922,789
Columbia U.S. Treasury Index Fund, Institutional 3 Class(a)	5,896,741	62,387,521
Total		469,998,251
Total Fixed Income Funds (Cost $719,599,792)		632,673,551

Money Market Funds 1.8%

Columbia Short-Term Cash Fund, 0.462%(a),(c)	23,852,682	23,845,526
Total Money Market Funds (Cost $23,845,240)		23,845,526
Total Investments in Securities (Cost: $1,418,671,939)		1,335,058,836
Other Assets & Liabilities, Net		6,470,033
Net Assets		1,341,528,869
At April 30, 2022, securities and/or cash totaling $6,846,206 were pledged as collateral.
Investments in derivatives
Long futures contracts
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
FTSE 100 Index	149	06/2022	GBP	11,194,370	—	(21,375)
MSCI EAFE Index	20	06/2022	USD	1,996,600	—	(28,251)
MSCI Emerging Markets Index	149	06/2022	USD	7,877,630	—	(154,304)
Russell 2000 Index E-mini	12	06/2022	USD	1,116,780	—	(87,400)
Columbia Capital Allocation Moderate Portfolio | First Quarter Report 2022	7

Portfolio of Investments   (continued)
Columbia Capital Allocation Moderate Portfolio, April 30, 2022 (Unaudited)
Long futures contracts (continued)
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
S&P 500 Index E-mini	47	06/2022	USD	9,699,625	—	(395,746)
U.S. Treasury 10-Year Note	426	06/2022	USD	50,760,563	—	(2,990,436)
Total					—	(3,677,512)

Short futures contracts
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
TOPIX Index	(91)	06/2022	JPY	(1,731,730,000)	367,013	—

Cleared credit default swap contracts - buy protection
Reference entity	Counterparty	Maturity date	Pay fixed rate (%)	Payment frequency	Notional currency	Notional amount	Value ($)	Upfront payments ($)	Upfront receipts ($)	Unrealized appreciation ($)	Unrealized depreciation ($)
Markit CDX Emerging Markets Index, Series 37	Morgan Stanley	06/20/2027	1.000	Quarterly	USD	27,894,000	635,451	—	—	635,451	—
Markit CDX North America High Yield Index, Series 38	Morgan Stanley	06/20/2027	5.000	Quarterly	USD	36,967,000	97,968	—	—	97,968	—
Total							733,419	—	—	733,419	—
Notes to Portfolio of Investments
(a)	As defined in the Investment Company Act of 1940, as amended, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. The value of the holdings and transactions in these affiliated companies during the period ended April 30, 2022 are as follows:

Affiliated issuers	Beginning of period($)	Purchases($)	Sales($)	Net change in unrealized appreciation (depreciation)($)	End of period($)	Capital gain distributions($)	Realized gain (loss)($)	Dividends — affiliated issuers ($)	End of period shares
Columbia Bond Fund, Institutional 3 Class
	157,217,274	754,011	(3,097,488)	(13,126,575)	141,747,222	—	(255,620)	674,523	4,507,066
Columbia Commodity Strategy Fund, Institutional 3 Class
	8,668,609	—	—	1,923,230	10,591,839	—	—	—	469,081
Columbia Contrarian Core Fund, Institutional 3 Class
	135,676,424	—	(6,508,974)	(13,594,219)	115,573,231	—	2,884,992	—	3,829,464
Columbia Corporate Income Fund, Institutional 3 Class
	159,319,055	1,064,219	(2,330,485)	(16,112,070)	141,940,719	—	(103,997)	1,046,189	15,394,872
Columbia Emerging Markets Bond Fund, Institutional 3 Class
	27,325,225	285,263	(68,450)	(3,233,583)	24,308,455	—	(5,755)	232,340	2,564,183
Columbia Emerging Markets Fund, Institutional 3 Class
	29,738,791	273,099	—	(6,166,210)	23,845,680	—	—	—	1,820,281
Columbia High Yield Bond Fund, Institutional 3 Class
	152,528,124	1,644,280	(7,065,313)	(8,740,246)	138,366,845	—	(403,195)	1,624,893	12,659,364
Columbia Large Cap Growth Fund, Institutional 3 Class
	122,223,521	142,397	(3,688,629)	(16,432,091)	102,245,198	—	430,265	—	1,967,768
Columbia Large Cap Value Fund, Institutional 3 Class
	148,561,330	508,235	(12,433,222)	(7,702,926)	128,933,417	—	2,221,638	508,235	7,881,016
Columbia Overseas Core Fund, Institutional 3 Class
	167,045,756	105,469	(2,750,681)	(17,583,936)	146,816,608	—	133,073	—	15,585,627
8	Columbia Capital Allocation Moderate Portfolio | First Quarter Report 2022

Portfolio of Investments   (continued)
Columbia Capital Allocation Moderate Portfolio, April 30, 2022 (Unaudited)
Notes to Portfolio of Investments  (continued)
Affiliated issuers	Beginning of period($)	Purchases($)	Sales($)	Net change in unrealized appreciation (depreciation)($)	End of period($)	Capital gain distributions($)	Realized gain (loss)($)	Dividends — affiliated issuers ($)	End of period shares
Columbia Quality Income Fund, Institutional 3 Class
	137,338,040	756,370	(2,981,763)	(11,189,858)	123,922,789	—	(164,249)	676,413	6,233,540
Columbia Select Large Cap Equity Fund, Institutional 3 Class
	134,891,209	—	(5,095,107)	(14,240,436)	115,555,666	—	2,914,105	—	6,730,091
Columbia Select Small Cap Value Fund, Institutional 3 Class
	22,686,536	7,231	(872,875)	(1,933,707)	19,887,185	—	337,092	—	832,100
Columbia Short-Term Cash Fund, 0.462%
	31,256,942	18,597,117	(26,011,465)	2,932	23,845,526	—	(6,181)	17,257	23,852,682
Columbia Small Cap Growth Fund, Institutional 3 Class
	17,981,306	—	—	(2,890,371)	15,090,935	—	—	—	726,224
Columbia U.S. Treasury Index Fund, Institutional 3 Class
	68,846,996	231,083	(1,882,777)	(4,807,781)	62,387,521	—	30,760	208,102	5,896,741
Total	1,521,305,138			(135,827,847)	1,335,058,836	—	8,012,928	4,987,952

(b)	Non-income producing investment.
(c)	The rate shown is the seven-day current annualized yield at April 30, 2022.
Currency Legend
GBP	British Pound
JPY	Japanese Yen
USD	US Dollar
Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.
Columbia Capital Allocation Moderate Portfolio | First Quarter Report 2022	9

Portfolio of Investments
Columbia Capital Allocation Moderate Aggressive Portfolio, April 30, 2022 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities
Alternative Strategies Funds 1.1%
	Shares	Value ($)
Columbia Commodity Strategy Fund, Institutional 3 Class(a)	966,828	21,830,972
Total Alternative Strategies Funds (Cost $20,107,365)		21,830,972

Equity Funds 65.0%

International 15.2%
Columbia Emerging Markets Fund, Institutional 3 Class(a)	4,658,660	61,028,444
Columbia Overseas Core Fund, Institutional 3 Class(a)	24,153,398	227,525,008
Total		288,553,452
U.S. Large Cap 46.5%
Columbia Contrarian Core Fund, Institutional 3 Class(a)	7,365,296	222,284,643
Columbia Large Cap Growth Fund, Institutional 3 Class(a),(b)	3,706,156	192,571,846
Columbia Large Cap Value Fund, Institutional 3 Class(a)	15,285,713	250,074,274
Columbia Select Large Cap Equity Fund, Institutional 3 Class(a)	12,873,468	221,037,442
Total		885,968,205
U.S. Small Cap 3.3%
Columbia Select Small Cap Value Fund, Institutional 3 Class(a)	1,519,494	36,315,899
Columbia Small Cap Growth Fund, Institutional 3 Class(a),(b)	1,253,961	26,057,312
Total		62,373,211
Total Equity Funds (Cost $1,230,092,023)		1,236,894,868

Fixed Income Funds 32.0%
	Shares	Value ($)
High Yield 8.9%
Columbia High Yield Bond Fund, Institutional 3 Class(a)	15,524,173	169,679,213
Investment Grade 23.1%
Columbia Bond Fund, Institutional 3 Class(a)	3,106,779	97,708,198
Columbia Corporate Income Fund, Institutional 3 Class(a)	16,523,951	152,350,833
Columbia Quality Income Fund, Institutional 3 Class(a)	6,480,841	128,839,117
Columbia U.S. Treasury Index Fund, Institutional 3 Class(a)	5,608,344	59,336,276
Total		438,234,424
Total Fixed Income Funds (Cost $683,525,554)		607,913,637

Money Market Funds 1.4%

Columbia Short-Term Cash Fund, 0.462%(a),(c)	27,139,764	27,131,622
Total Money Market Funds (Cost $27,132,681)		27,131,622
Total Investments in Securities (Cost: $1,960,857,623)		1,893,771,099
Other Assets & Liabilities, Net		8,954,104
Net Assets		1,902,725,203
At April 30, 2022, securities and/or cash totaling $8,779,454 were pledged as collateral.
Investments in derivatives
Long futures contracts
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
FTSE 100 Index	316	06/2022	GBP	23,741,080	—	(45,332)
MSCI EAFE Index	19	06/2022	USD	1,896,770	—	(26,839)
MSCI Emerging Markets Index	91	06/2022	USD	4,811,170	18,140	—
MSCI Emerging Markets Index	441	06/2022	USD	23,315,670	—	(456,700)
10	Columbia Capital Allocation Moderate Aggressive Portfolio | First Quarter Report 2022

Portfolio of Investments   (continued)
Columbia Capital Allocation Moderate Aggressive Portfolio, April 30, 2022 (Unaudited)
Long futures contracts (continued)
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
Russell 2000 Index E-mini	5	06/2022	USD	465,325	—	(36,417)
U.S. Treasury 10-Year Note	635	06/2022	USD	75,664,219	—	(4,457,575)
Total					18,140	(5,022,863)

Short futures contracts
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
S&P 500 Index E-mini	(12)	06/2022	USD	(2,476,500)	286,386	—
TOPIX Index	(194)	06/2022	JPY	(3,691,820,000)	782,424	—
Total					1,068,810	—

Cleared credit default swap contracts - buy protection
Reference entity	Counterparty	Maturity date	Pay fixed rate (%)	Payment frequency	Notional currency	Notional amount	Value ($)	Upfront payments ($)	Upfront receipts ($)	Unrealized appreciation ($)	Unrealized depreciation ($)
Markit CDX North America High Yield Index, Series 38	Morgan Stanley	06/20/2027	5.000	Quarterly	USD	44,497,000	117,924	—	—	117,924	—
Notes to Portfolio of Investments
(a)	As defined in the Investment Company Act of 1940, as amended, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. The value of the holdings and transactions in these affiliated companies during the period ended April 30, 2022 are as follows:

Affiliated issuers	Beginning of period($)	Purchases($)	Sales($)	Net change in unrealized appreciation (depreciation)($)	End of period($)	Capital gain distributions($)	Realized gain (loss)($)	Dividends — affiliated issuers ($)	End of period shares
Columbia Bond Fund, Institutional 3 Class
	108,318,739	462,947	(2,020,096)	(9,053,392)	97,708,198	—	(133,315)	462,947	3,106,779
Columbia Commodity Strategy Fund, Institutional 3 Class
	17,866,978	—	—	3,963,994	21,830,972	—	—	—	966,828
Columbia Contrarian Core Fund, Institutional 3 Class
	255,056,617	—	(8,012,848)	(24,759,126)	222,284,643	—	3,994,099	—	7,365,296
Columbia Corporate Income Fund, Institutional 3 Class
	169,674,190	1,116,614	(1,193,280)	(17,246,691)	152,350,833	—	(79,853)	1,116,589	16,523,951
Columbia Emerging Markets Fund, Institutional 3 Class
	76,518,773	314,031	—	(15,804,360)	61,028,444	—	—	—	4,658,660
Columbia High Yield Bond Fund, Institutional 3 Class
	184,676,314	1,971,745	(6,167,505)	(10,801,341)	169,679,213	—	(303,766)	1,960,469	15,524,173
Columbia Large Cap Growth Fund, Institutional 3 Class
	223,071,326	169,696	(503,755)	(30,165,421)	192,571,846	—	58,318	—	3,706,156
Columbia Large Cap Value Fund, Institutional 3 Class
	279,874,489	953,589	(17,054,416)	(13,699,388)	250,074,274	—	2,977,922	953,589	15,285,713
Columbia Overseas Core Fund, Institutional 3 Class
	257,719,925	16,859	(3,128,786)	(27,082,990)	227,525,008	—	57,695	—	24,153,398
Columbia Quality Income Fund, Institutional 3 Class
	142,393,724	699,641	(2,590,984)	(11,663,264)	128,839,117	—	(82,915)	699,640	6,480,841
Columbia Select Large Cap Equity Fund, Institutional 3 Class
	252,813,405	—	(7,711,899)	(24,064,064)	221,037,442	—	2,333,397	—	12,873,468
Columbia Capital Allocation Moderate Aggressive Portfolio | First Quarter Report 2022	11

Portfolio of Investments   (continued)
Columbia Capital Allocation Moderate Aggressive Portfolio, April 30, 2022 (Unaudited)
Notes to Portfolio of Investments  (continued)
Affiliated issuers	Beginning of period($)	Purchases($)	Sales($)	Net change in unrealized appreciation (depreciation)($)	End of period($)	Capital gain distributions($)	Realized gain (loss)($)	Dividends — affiliated issuers ($)	End of period shares
Columbia Select Small Cap Value Fund, Institutional 3 Class
	40,949,464	—	(1,236,690)	(3,396,875)	36,315,899	—	467,180	—	1,519,494
Columbia Short-Term Cash Fund, 0.462%
	37,207,111	29,698,804	(39,776,151)	1,858	27,131,622	—	(5,817)	20,217	27,139,764
Columbia Small Cap Growth Fund, Institutional 3 Class
	31,048,077	—	—	(4,990,765)	26,057,312	—	—	—	1,253,961
Columbia U.S. Treasury Index Fund, Institutional 3 Class
	65,188,840	196,350	(1,663,079)	(4,385,835)	59,336,276	—	(122,423)	196,349	5,608,344
Total	2,142,377,972			(193,147,660)	1,893,771,099	—	9,160,522	5,409,800

(b)	Non-income producing investment.
(c)	The rate shown is the seven-day current annualized yield at April 30, 2022.
Currency Legend
GBP	British Pound
JPY	Japanese Yen
USD	US Dollar
Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.
12	Columbia Capital Allocation Moderate Aggressive Portfolio | First Quarter Report 2022

Portfolio of Investments
Columbia Capital Allocation Aggressive Portfolio, April 30, 2022 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities
Alternative Strategies Funds 1.5%
	Shares	Value ($)
Columbia Commodity Strategy Fund, Institutional 3 Class(a)	895,529	20,221,035
Total Alternative Strategies Funds (Cost $18,624,536)		20,221,035

Equity Funds 76.6%

International 18.8%
Columbia Emerging Markets Fund, Institutional 3 Class(a)	4,971,324	65,124,346
Columbia Overseas Core Fund, Institutional 3 Class(a)	19,891,091	187,374,074
Total		252,498,420
U.S. Large Cap 54.0%
Columbia Contrarian Core Fund, Institutional 3 Class(a)	6,058,497	182,845,445
Columbia Large Cap Growth Fund, Institutional 3 Class(a),(b)	3,059,222	158,957,158
Columbia Large Cap Value Fund, Institutional 3 Class(a)	12,405,218	202,949,366
Columbia Select Large Cap Equity Fund, Institutional 3 Class(a)	10,595,171	181,919,092
Total		726,671,061
U.S. Small Cap 3.8%
Columbia Select Small Cap Value Fund, Institutional 3 Class(a)	1,272,334	30,408,781
Columbia Small Cap Growth Fund, Institutional 3 Class(a),(b)	1,022,770	21,253,162
Total		51,661,943
Total Equity Funds (Cost $980,357,316)		1,030,831,424

Fixed Income Funds 19.5%
	Shares	Value ($)
High Yield 7.3%
Columbia High Yield Bond Fund, Institutional 3 Class(a)	8,959,022	97,922,112
Investment Grade 12.2%
Columbia Bond Fund, Institutional 3 Class(a)	5,212,800	163,942,547
Total Fixed Income Funds (Cost $291,722,707)		261,864,659

Money Market Funds 1.8%

Columbia Short-Term Cash Fund, 0.462%(a),(c)	24,604,559	24,597,178
Total Money Market Funds (Cost $24,597,354)		24,597,178
Total Investments in Securities (Cost: $1,315,301,913)		1,337,514,296
Other Assets & Liabilities, Net		7,749,018
Net Assets		1,345,263,314
At April 30, 2022, securities and/or cash totaling $8,980,300 were pledged as collateral.
Investments in derivatives
Long futures contracts
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
FTSE 100 Index	301	06/2022	GBP	22,614,130	—	(43,180)
MSCI EAFE Index	28	06/2022	USD	2,795,240	—	(37,397)
MSCI Emerging Markets Index	64	06/2022	USD	3,383,680	12,758	—
MSCI Emerging Markets Index	418	06/2022	USD	22,099,660	—	(432,881)
Russell 2000 Index E-mini	41	06/2022	USD	3,815,665	—	(298,616)
Columbia Capital Allocation Aggressive Portfolio | First Quarter Report 2022	13

Portfolio of Investments   (continued)
Columbia Capital Allocation Aggressive Portfolio, April 30, 2022 (Unaudited)
Long futures contracts (continued)
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
S&P 500 Index E-mini	191	06/2022	USD	39,417,625	—	(1,231,421)
U.S. Treasury 10-Year Note	190	06/2022	USD	22,639,688	—	(1,333,763)
Total					12,758	(3,377,258)

Short futures contracts
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
TOPIX Index	(185)	06/2022	JPY	(3,520,550,000)	746,126	—

Cleared credit default swap contracts - buy protection
Reference entity	Counterparty	Maturity date	Pay fixed rate (%)	Payment frequency	Notional currency	Notional amount	Value ($)	Upfront payments ($)	Upfront receipts ($)	Unrealized appreciation ($)	Unrealized depreciation ($)
Markit CDX North America High Yield Index, Series 38	Morgan Stanley	06/20/2027	5.000	Quarterly	USD	29,741,000	78,818	—	—	78,818	—
Notes to Portfolio of Investments
(a)	As defined in the Investment Company Act of 1940, as amended, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. The value of the holdings and transactions in these affiliated companies during the period ended April 30, 2022 are as follows:

Affiliated issuers	Beginning of period($)	Purchases($)	Sales($)	Net change in unrealized appreciation (depreciation)($)	End of period($)	Capital gain distributions($)	Realized gain (loss)($)	Dividends — affiliated issuers ($)	End of period shares
Columbia Bond Fund, Institutional 3 Class
	180,302,915	779,086	(1,890,867)	(15,248,587)	163,942,547	—	(132,170)	775,158	5,212,800
Columbia Commodity Strategy Fund, Institutional 3 Class
	16,549,368	—	—	3,671,667	20,221,035	—	—	—	895,529
Columbia Contrarian Core Fund, Institutional 3 Class
	206,957,783	—	(5,516,286)	(18,596,052)	182,845,445	—	1,510,811	—	6,058,497
Columbia Emerging Markets Fund, Institutional 3 Class
	81,874,238	166,191	—	(16,916,083)	65,124,346	—	—	—	4,971,324
Columbia High Yield Bond Fund, Institutional 3 Class
	104,287,561	1,129,954	(1,110,600)	(6,384,803)	97,922,112	—	24,307	1,126,716	8,959,022
Columbia Large Cap Growth Fund, Institutional 3 Class
	183,857,511	72,931	(89,949)	(24,883,335)	158,957,158	—	20,009	—	3,059,222
Columbia Large Cap Value Fund, Institutional 3 Class
	220,426,356	766,426	(6,769,394)	(11,474,022)	202,949,366	—	2,740,042	766,426	12,405,218
Columbia Overseas Core Fund, Institutional 3 Class
	211,088,543	37,769	(1,408,952)	(22,343,286)	187,374,074	—	76,944	—	19,891,091
Columbia Select Large Cap Equity Fund, Institutional 3 Class
	205,909,972	—	(3,816,608)	(20,174,272)	181,919,092	—	2,268,641	—	10,595,171
Columbia Select Small Cap Value Fund, Institutional 3 Class
	33,604,630	—	(467,417)	(2,728,432)	30,408,781	—	271,326	—	1,272,334
Columbia Short-Term Cash Fund, 0.462%
	31,446,018	36,070,191	(42,920,130)	1,099	24,597,178	—	(4,066)	18,370	24,604,559
14	Columbia Capital Allocation Aggressive Portfolio | First Quarter Report 2022

Portfolio of Investments   (continued)
Columbia Capital Allocation Aggressive Portfolio, April 30, 2022 (Unaudited)
Notes to Portfolio of Investments  (continued)
Affiliated issuers	Beginning of period($)	Purchases($)	Sales($)	Net change in unrealized appreciation (depreciation)($)	End of period($)	Capital gain distributions($)	Realized gain (loss)($)	Dividends — affiliated issuers ($)	End of period shares
Columbia Small Cap Growth Fund, Institutional 3 Class
	25,323,787	—	—	(4,070,625)	21,253,162	—	—	—	1,022,770
Total	1,501,628,682			(139,146,731)	1,337,514,296	—	6,775,844	2,686,670

(b)	Non-income producing investment.
(c)	The rate shown is the seven-day current annualized yield at April 30, 2022.
Currency Legend
GBP	British Pound
JPY	Japanese Yen
USD	US Dollar
Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.
Columbia Capital Allocation Aggressive Portfolio | First Quarter Report 2022	15

You may at any time request, free of charge, to receive a paper copy of this report by calling 800.345.6611.
1QT124_01_M01_(06/22)